RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended			17 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		¥ 86,889			$ 242	¥ 1,678
Amounts due to related parties		3,668			$ 1,672	11,609
Credit Ease
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee	¥ 911,736	441,930	¥ 98,959
Credit Ease | Collection service
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee	11,895	3,377	333
Credit Ease | Acquisition and referral service
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee	818,678	405,085	75,969
Credit Ease | System support service
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee	72,023	26,102	10,440
Credit Ease | Credit assessment service
RELATED PARTY BALANCES AND TRANSACTIONS
Allocation cost and transaction service fee	9,140	7,366	¥ 12,217
Tian Da Xin An
RELATED PARTY BALANCES AND TRANSACTIONS
Commissions of referral and transaction fee				¥ 0
Amounts due from related parties		20,774				1,677
CreditEase Huimin
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		65,792
Beijing Zhicheng
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		104
Amounts due to related parties						1,438
CreditEase Zhuoyue
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		19
Amounts due to related parties						407
Hainan CreditEase
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due from related parties		200				1
CreditEase Puhui
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		3,413				5,351
CreditEase Puhui | Borrower acquisition and referral services
RELATED PARTY BALANCES AND TRANSACTIONS
Revenue	¥ 1,931	2,962
Puxin Hengye
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		242				3,264
Pucheng Credit
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties		¥ 13				¥ 1,149
Tian Da Xin An
RELATED PARTY BALANCES AND TRANSACTIONS
Guarantee service charge rate (as a percent)	10.00%	10.00%